Note 6 - Operating Loss Profit - Charges to Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Amortization of intangible assets	$ 990	$ 840	$ 548
Depreciation of property, plant and equipment	430	420	103
Gain/(loss) on foreign exchange		59
Auditors’ remuneration – audit fees	253	414	246
Auditors’ remuneration – audit related services	26		57
Auditors’ remuneration – tax services	28	13
Directors emoluments	611	1,131	1,705
(Loss)/gain on disposal of assets	(2,615)	1,356
Land and buildings [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings	548	304	174
Vehicles [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings	65
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings	$ 33